BORROWINGS - Other long-term borrowings (Details) ¥ in Thousands, $ in Thousands	1 Months Ended													9 Months Ended	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Oct. 31, 2020 CNY (¥)	Aug. 31, 2020	Apr. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
BORROWINGS
Loans payable															¥ 27,397,438
Borrowings from government background funds															0	$ 0	¥ 0	¥ 650,000
JinkoSolar (Sichuan) Co., Ltd. ("Jinko Sichuan")
BORROWINGS
Fixed annual return (as a percent)									6.00%
Noncontrolling interest derecognized														¥ 997,000
New loan liabilities at fair value									¥ 1,114,000
Amount repaid															200,000		1,000,000	300,000
Loans payable	¥ 1,223,000														106,000		257,000	1,223,000
Outstanding balance in next 12 months	200,000														106,000			200,000
JinkoSolar (Haining) Co., Ltd.(Formerly named as "JinkoSolar Technology (Haining) Co., Ltd.") ("Haining Jinko")
BORROWINGS
Noncontrolling interest derecognized															1,164,000
New loan liabilities at fair value														1,193,000
Amount repaid																		410,000	¥ 100,000
JinkoSolar (Haining) Co., Ltd.(Formerly named as "JinkoSolar Technology (Haining) Co., Ltd.") ("Haining Jinko") | Minimum
BORROWINGS
Fixed annual return (as a percent)																					4.75%
JinkoSolar (Haining) Co., Ltd.(Formerly named as "JinkoSolar Technology (Haining) Co., Ltd.") ("Haining Jinko") | Maximum
BORROWINGS
Fixed annual return (as a percent)																					5.23%
JinkoSolar (Yiwu) Co., Ltd. ("Jinko Yiwu")
BORROWINGS
Fixed annual return (as a percent)										6.00%
Equity interest that will be repurchased (as a percent)										45.00%
Noncontrolling interest derecognized														779,000
New loan liabilities at fair value														818,000
Amount repaid																	668,000	100,000
Loans payable	668,000																	668,000
Outstanding balance in next 12 months	301,000																	301,000
JinkoSolar (Chuzhou) Co., Ltd. ("Jinko Chuzhou")
BORROWINGS
Fixed annual return (as a percent)										4.35%
Equity interest that will be repurchased (as a percent)										45.00%
Noncontrolling interest derecognized														859,000
New loan liabilities at fair value														¥ 846,000
Amount repaid																			¥ 320,000
Term of loan agreement							5 years	5 years
Interest-free half-year loan							¥ 100,000	¥ 150,000
Interest rate (in %)							4.35%	4.35%
Long-term Debt.	288,000																	288,000
Ownership interest held											45.00%
Jinko Energy Storage Technology Co., Ltd.
BORROWINGS
Investments in subsidiaries	1,500,000
Loan Agreement With Yushan Jinko
BORROWINGS
Loans payable	375,000														403,000		387,000	375,000
Term of loan agreement				6 years	6 years	6 years
Interest-free half-year loan				¥ 100,000	¥ 100,000	¥ 200,000														¥ 100,000
Interest rate (in %)				4.90%	4.90%	4.90%														4.90%
Loan Agreement With Anhui Jinko
BORROWINGS
Amount repaid																	329,000	300,000
Loans payable	381,000																42,000	381,000
Term of loan agreement						6 years													6 years
Interest-free half-year loan						¥ 455,000
Interest rate (in %)						5.58%
Loan Agreement With Haining Jinko
BORROWINGS
Amount repaid															100,000		1,564,000	106,000
Loans payable	2,591,000														894,000		995,000	2,591,000
Outstanding balance in next 12 months	994,000														290,000			994,000
Term of loan agreement		5 years						5 years
Interest-free half-year loan		¥ 1,000,000						¥ 690,000
Interest rate (in %)		5.06%						10.00%
Rui Xu's Loan Agreement With Government Background Company
BORROWINGS
Loans payable	42,000																	42,000
Term of loan agreement						5 years	5 years
Interest-free half-year loan						¥ 20,000	¥ 20,000
Interest rate (in %)						5.05%	5.05%
Loan Agreement With Jinko Feidong
BORROWINGS
Loans payable	207,000														215,000		219,000	207,000
Term of loan agreement			5 years
Interest-free half-year loan			¥ 205,000
Interest rate (in %)			5.58%
Loan Agreement With Anhui Jinko One
BORROWINGS
Interest rate (in %)																			5.58%
Loan Agreement With Anhui Jinko Three
BORROWINGS
Interest-free half-year loan																			¥ 215,000
Loan Agreement With Jinko Leshan
BORROWINGS
Loans payable	141,000																	141,000
Term of loan agreement			4 years
Interest-free half-year loan			¥ 150,000
Interest rate (in %)			5.18%
Loan Agreement With Jinko Energy
BORROWINGS
Loans payable	650,000														650,000		650,000	650,000
Government Background Companies | JinkoSolar (Sichuan) Co., Ltd. ("Jinko Sichuan")
BORROWINGS
Capital injections								¥ 100,000												¥ 1,300,000
Government Background Companies | JinkoSolar (Haining) Co., Ltd.(Formerly named as "JinkoSolar Technology (Haining) Co., Ltd.") ("Haining Jinko")
BORROWINGS
Capital injections																						¥ 1,070,000	¥ 1,070,000
Government Background Companies | JinkoSolar (Yiwu) Co., Ltd. ("Jinko Yiwu")
BORROWINGS
Capital injections													¥ 765,000
Government Background Companies | JinkoSolar (Shangrao) Co., Ltd. ("Jinko Shangrao")
BORROWINGS
Capital injections						¥ 50,000	¥ 150,000				¥ 4,500,000
Fixed annual return (as a percent)						5.18%	5.18%	5.18%
Amount repaid															760,000		450,000	366,000
Loans payable															¥ 456,000
Interest rate (in %)					10.00%															10.00%
Borrowings from government background funds																					¥ 2,000,000
Carrying value of the loan					¥ 0															¥ 0
Net book value collateralized	¥ 1,679,000																¥ 1,210,000	1,679,000
Government Background Companies | Jinko Solar Co., Ltd. ("Jiangxi Jinko")
BORROWINGS
Capital injections												¥ 1,100,000
Equity interest that will be repurchased (as a percent)									30.00%
Investment Company | Jinko Energy Storage Technology Co., Ltd.
BORROWINGS
Equity interest that will be repurchased (as a percent)	49.00%
Investment Company | Shangrao Xinyuan
BORROWINGS
Capital injections																		¥ 650,000
Fixed annual return of loan prime rate	1.1